SEGMENT INFORMATION (Revenue by Product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Net sales	$ 17,610,092	$ 16,414,466	$ 16,090,744
Slabs
Disclosure of products and services [line items]
Net sales	177,240	640,231	1,304,437
Hot rolled
Disclosure of products and services [line items]
Net sales	7,913,232	6,991,466	6,356,576
Cold rolled
Disclosure of products and services [line items]
Net sales	2,379,499	1,951,702	1,990,143
Coated
Disclosure of products and services [line items]
Net sales	5,708,328	5,704,765	5,303,394
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	789,255	660,830	659,609
Billets, round bars and others
Disclosure of products and services [line items]
Net sales	45,351	142,511	167,138
Other products
Disclosure of products and services [line items]
Net sales	$ 597,187	$ 322,961	$ 309,447